Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Voya MAP Plus NPSM

Supplement Dated January 14, 2021, to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2020

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference.

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NOTICE OF FUND NAME CHANGES

Effective February 1, 2021, the following funds will change their names as follows:

Former Fund Name	New Fund Name
AllianGI Dividend Value Fund	Virtus NFJ Dividend Value Fund
AllianzGI Small-Cap Value Fund	Virtus NFJ Small-Cap Value Fund

Any references to these funds appearing in the contract prospectus and contract prospectus summary are to be deleted and replaced accordingly.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.109860-20	January 2021